Pension Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 2,098	$ 1,762	$ 1,369
Estimated amortization of net gain from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	19
Taiwan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act	$ 1,015	$ 872	$ 788
Contributions Based on Percentage Employee Salaries under Labor Standards Law	2.00%
The contribution under defined benefit plans	$ 57
FCI
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
The contribution under defined benefit plans	$ 745
Minimum | Taiwan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension	6.00%